BALANCE SHEETS [Parenthetical] - $ / shares	Mar. 31, 2018	Mar. 31, 2017
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	21,996,102	21,996,102
Units of limited partnership interest, authorized	21,996,102	21,996,102
Units of limited partnership interest, issued	21,778,581	21,843,147
Units of limited partnership interest, outstanding	21,778,581	21,843,147
Series 15 [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,870,500	3,870,500
Units of limited partnership interest, authorized	3,870,500	3,870,500
Units of limited partnership interest, issued	3,811,700	3,830,900
Units of limited partnership interest, outstanding	3,811,700	3,830,900
Series 16 [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	5,429,402	5,429,402
Units of limited partnership interest, authorized	5,429,402	5,429,402
Units of limited partnership interest, issued	5,367,700	5,392,500
Units of limited partnership interest, outstanding	5,367,700	5,392,500
Series 17 [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	5,000,000	5,000,000
Units of limited partnership interest, authorized	5,000,000	5,000,000
Units of limited partnership interest, issued	4,956,447	4,962,947
Units of limited partnership interest, outstanding	4,956,447	4,962,947
Series 18 [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,616,200	3,616,200
Units of limited partnership interest, authorized	3,616,200	3,616,200
Units of limited partnership interest, issued	3,586,734	3,598,100
Units of limited partnership interest, outstanding	3,586,734	3,598,100
Series 19 [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,080,000	4,080,000
Units of limited partnership interest, authorized	4,080,000	4,080,000
Units of limited partnership interest, issued	4,056,000	4,058,700
Units of limited partnership interest, outstanding	4,056,000	4,058,700